Document and Entity Information	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 06, 2025
Entity Registrant Name	Galaxy Gaming, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	000-30653
Entity Tax Identification Number	20-8143439
Entity Address Address Line 1	6480 Cameron Street
Entity Address Address Line 2	Suite 305
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89118
City Area Code	702
Local Phone Number	939-3254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GLXZ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0000013156
Amendment Flag	false